Leases - Summary of Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Leases [Abstract]
Operating lease right-of-use asset	$ 7,577		$ 4,675		$ 7,764
Accrued rent	447		817		934
Total operating lease right-of-use asset, net	7,130		3,858		6,830
Short-term operating lease liabilities	3,157	[1]	3,050	[1]	3,076
Long-term operating lease liabilities	4,420	[2]	1,625	[2]	4,688
Total operating lease liabilities	7,577		4,675		7,764
Operating lease costs	3,201		3,160		3,313
Cash paid for amounts included in the measurement of operating lease liabilities	3,501		3,253		3,262
Right-of-use assets obtained in exchange for new lease obligations	$ 7,655		$ 0		$ 0

[1]	Includes related party operating lease liability of $1,298 and $1,066 at December 31, 2023 and 2022, respectively (see Note 13).
[2]	Includes related party operating lease liability of $4,414 and $0 at December 31, 2023 and 2022, respectively (see Note 13).